Net Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Securities Excluded from the Calculation of Diluted Net Loss Per Common Share

The Company excluded the following securities from the calculation of diluted net loss per common share for the nine months ended September 30, 2013 and 2012, as their effect would be anti-dilutive (in thousands):

	Nine months ended Sep 30,
	2013	2012
Outstanding stock options	7,344	6,844
Unvested restricted stock	547	1,482
Unvested restricted stock units	412	412

Potentially dilutive securities include the following (in thousands):

	Years Ended December 31,
	2012	2011
Outstanding stock options	6,755	6,844
Unvested restricted stock awards	1,453	939
Outstanding warrants	2,841	3,591